GENERAL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Technology [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2012 Wavestream [Member]	Dec. 31, 2011 Wavestream [Member]
Business Acquisition [Line Items]
Impairment of intangible assets		$ 7,948
Estimated useful life of finite-lived intangible asset (in years)	7 years 10 months 24 days		5 years	5 years
Long-term growth rate			4.00%	4.00%
Discount rate			13.50%	12.50%
Goodwill impairment loss			$ 23,931	$ 17,846